Organization and Description of Business	12 Months Ended
Dec. 31, 2011
Organization and Description of Business
Organization and Description of Business

1.              Organization and Description of Business

LRR Energy, L.P. (“we,” “us,” “our,” or the “Partnership”) is a Delaware limited partnership formed in April 2011 by Lime Rock Management LP (“Lime Rock Management”), an affiliate of Lime Rock Resources A, L.P. (“LRR A”), Lime Rock Resources B, L.P. (“LRR B”) and Lime Rock Resources C, L.P. (“LRR C”) to operate, acquire, exploit and develop producing oil and natural gas properties in North America with long-lived, predictable production profiles. As used herein, references to “Fund I” or “predecessor” refer collectively to LRR A, LRR B and LRR C. References to “Lime Rock Resources” refer collectively to LRR A, LRR B, LRR C, Lime Rock Resources II-A, L.P. and Lime Rock Resources II-C, L.P. The properties conveyed to us in connection with our initial public offering (“IPO”) (such conveyance described below) are located in the Permian Basin region in West Texas and southeast New Mexico, the Mid-Continent region in Oklahoma and East Texas and the Gulf Coast region in Texas. We conduct our operations through our wholly owned subsidiary, LRE Operating, LLC (“OLLC”).

Prior to our IPO, Fund I owned 100% of the properties conveyed to us in connection with our IPO. On November 16, 2011, we completed our IPO of 9,408,000 common units representing limited partner interests in the Partnership at a price to the public of $19.00 per common unit, or $17.8125 per common unit after payment of the underwriting discount. Total net proceeds from the sale of common units in our IPO were $167.2 million ($178.8 million less $11.2 million for the underwriting discount and a $0.4 million structuring fee). IPO costs were approximately $4.7 million. Net proceeds of the offering, along with $155.8 million of borrowings under our new $500 million senior secured revolving credit agreement (Note 7) were utilized to make cash distributions and payments to Fund I of approximately $289.9 million and repay $27.3 million of LRR A’s debt that we assumed at closing.

On December 14, 2011, we closed the partial exercise of the underwriters’ option to purchase additional units and as a result issued an additional 1,200,000 common units to the public. The net proceeds ($21.3 million) from the exercise of the underwriters’ option to purchase additional common units was used to pay additional cash consideration for the properties purchased from Fund I in connection with the IPO and to make additional distributions to Fund I.

At the closing of our IPO, we entered into a purchase, sale, contribution, conveyance and assumption agreement with Fund I pursuant to which Fund I sold and contributed to us specified oil and natural gas properties and related net profits interests and operations and certain commodity derivative contracts (the “Partnership Properties”).  Fund I received total consideration for the Partnership Properties of 5,049,600 common units, 6,720,000 subordinated units, $311.2 million in cash and the assumption of $27.3 million of LRR A’s indebtedness.

After reviewing applicable accounting literature, we consider the Partnership Properties to be under common control with Fund I. We have presented the combined historical financial statements of Fund I as our historical financial statements because we believe them to be “informative” to our investors and representative of our management’s ability to manage the Partnership Properties.  The financial data and operations of Fund I are referred to herein as “predecessor.”

The following table presents the net assets conveyed by Fund I to the Partnership immediately prior to the closing of IPO including the debt assumption (in thousands):

Property and equipment, net	$400,056
Derivative instruments	36,705
Total assets	$436,761

Long-term debt	$27,251
Derivative instruments	476
Asset retirement obligations	22,673
Total liabilities	$50,400

Net assets	$386,361

On June 1, 2012, we completed an acquisition from Fund I of certain oil and natural gas properties (the “Transferred Properties”) located in the Permian Basin region of New Mexico and onshore Gulf Coast region of Texas for $65.1 million in cash (the “Transaction”). The Transaction was effective as of March 1, 2012. We funded the acquisition with borrowings under our revolving credit facility.  Please refer to Notes 2 and 3 regarding the recast of financial information for transactions between entities under common control.

The following table presents the net assets conveyed by Fund I to us in the Transaction (in thousands):

Property and equipment, net	$60,365

Asset retirement obligations and other liabilities	(1,043)

Net assets	$59,322

Our consolidated financial statements and all other financial information included in this report have been retrospectively adjusted to assume that Transaction had occurred at the IPO date when we met the accounting requirements for entities under common control. The retrospective adjustment resulted in certain footnotes and other financial information being updated to reflect the acquisition.

In connection with our IPO, we also restated or entered into the following agreements:

Amended and Restated Agreement of Limited Partnership. We amended and restated our agreement of limited partnership which provides, among other things, for registration rights for the benefit of our general partner and Fund I.

Amended and Restated Limited Liability Company Agreement of our General Partner. Our general partner also amended and restated its limited liability company agreement. The amendments to the agreement included provisions regarding, among other things, the issuance of additional classes of membership interests, the rights of the members of the general partner, distributions and allocations and management by the board of directors of our general partner.

Credit Agreement.  Please refer to Note 7 for a description of our credit agreement.

Services Agreement.  We entered into a services agreement (the “Services Agreement”) by and among Lime Rock Management, Lime Rock Resources Operating Company, Inc. (“OpCo”), LRE GP, LLC (the “General Partner”), the Partnership and the OLLC, pursuant to which Lime Rock Management and OpCo provide certain management, administrative and operating services and personnel to our general partner and us to manage and operate our business. Under the Services Agreement, our general partner reimburses Lime Rock Management and OpCo, on a monthly basis, for the allocable expenses they incur in their performance under the Services Agreement, and we reimburse our general partner for such payments it makes to Lime Rock Management and OpCo. These expenses include, among other things, salary, bonus, incentive compensation and other amounts paid to persons who perform services for us or on our behalf and other expenses allocated by Lime Rock Management and OpCo to us. Lime Rock Management and OpCo have discretion to determine in good faith the proper allocation of costs and expenses to our general partner for their services. Lime Rock Management and OpCo will not be liable to us for their performance of, or failure to perform, services under the Services Agreement unless their acts or omissions constitute gross negligence or willful misconduct. Please refer to Note 9 for amounts paid to affiliates.

Omnibus Agreement.  We entered into an omnibus agreement (the “Omnibus Agreement”) with our general partner, the OLLC, LRR A, LRR B, LRR C, LRR GP, LLC and Lime Rock Management. Under the Omnibus Agreement, none of the parties or their respective affiliates have any obligation to offer, or provide any opportunity to pursue, purchase or invest in, any business opportunity to any other party or their affiliates. The Omnibus Agreement does not restrict any of the parties and their respective affiliates from competing with either Fund I or us, our general partner, the OLLC and all of their respective subsidiaries.

Pursuant to the Omnibus Agreement, each entity of Fund I indemnified us, our general partner, the OLLC and their respective subsidiaries against (i) title defects, (ii) income taxes attributable to pre-closing ownership or operation of the contributed assets, including any income tax liabilities related to the formation transactions that occurred on or prior to the closing of the IPO, (iii) environmental claims, losses and expenses associated with the operation of our business prior to the closing of the IPO, subject to a maximum of $10,000,000, (iv) all liabilities, other than liabilities covered under the preceding clause, (iii) relating to the operation of the contributed assets prior to the closing that were not disclosed in the most recent pro forma balance sheet included in our Registration Statement on Form S-1, as amended (File No. 333-174017) or incurred in the ordinary course of business thereafter, and (v) losses resulting from the failure of Fund I to have on the closing date any consent, waiver or governmental permit that renders us, general partner, the OLLC and their respective subsidiaries unable to own, use or operate the contributed assets in substantially the same manner as they were owned, used or operated immediately prior to the closing of the IPO.

Fund I’s indemnification obligation (i) survives for three years after the closing of the IPO with respect to title defects, (ii) survives for one year after closing with respect to environmental claims, undisclosed liabilities and failure to have any consent, waiver or governmental permits, and (iii) terminates upon the earlier of (y) the expiration of the term of Fund I and (z) sixty days after the expiration of the applicable statute of limitations with respect to income taxes. All claims are subject to a $50,000 per claim de minimus exception, and no claims may be made against Fund I unless such losses exceed $500,000 in the aggregate; thereafter, each entity of Fund I will be liable, severally, in proportion to its contribution percentage, only to the extent that such losses exceed $500,000.

Long-Term Incentive Plan. Please refer to Note 12 for a description on our Long-Term Incentive Plan.